Equity - Reconciliation of net profit and shareholders' equity of parent company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Separate to consolidated reconciliation
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	€ 7,375	€ (3,324)
- adjustments to comply with Group accounting policies, Net profit	797	1,855
- elimination of unrealized intercompany profits, Net profit	124	(176)
- deferred taxation, Net profit	262	(190)
Profit (loss)	13,961	5,840	€ (8,628)
Non-controlling interest, Net profit	(74)	(19)	(7)
Profit (loss), attributable to owners of parent	13,887	5,821	(8,635)
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	(1,302)	(9,910)
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	153	153
- adjustments to comply with Group accounting policies, Shareholders' equity	4,468	4,266
- elimination of unrealized intercompany profits, Shareholders' equity	(533)	(654)
- deferred taxation, Shareholders' equity	(76)	(375)
Equity.	55,230	44,519	€ 37,493	€ 47,900
Non-controlling interest	(471)	(82)
As recorded in Consolidated Financial Statements, Shareholders' equity	54,759	44,437
Eni SpA's Financial Statements
Separate to consolidated reconciliation
Profit (loss)	5,403	7,675
Equity.	€ 52,520	€ 51,039